SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9.                       SHARE-BASED COMPENSATION

2006 Stock Option Plan

In December 2006, the Board of Directors of the Group approved the 2006 Incentive Stock Option Plan (the “2006 Plan”). Options under the 2006 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The vesting period of the options vary from nil to four years from the date of grant. The Board of Directors authorized a total of 63,456,083 ordinary shares for issuance under the 2006 Plan. As of December 31, 2012, no options to purchase ordinary shares were available for future grant, and options to purchase 19,240,253 ordinary shares were outstanding.

2008 Stock Option Plan

In January 2008, the Board of Directors of the Group approved the 2008 Stock Option Plan (the “2008 Plan”). Options under the 2008 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The Board of directors authorized a total of 57,370,401 of ordinary shares for issuance under the 2008 Plan. As of December 31, 2012, no options to purchase ordinary shares were available for future grant, and options to purchase 45,020,386 ordinary shares were outstanding.

2011 Share Incentive Plan

In October 2010, the Board of Directors of the Group approved the 2011 Share Incentive Plan (the “2011 Plan”), under which a maximum of 25,358,047 awards may be issued in the form of restricted shares, options, or share appreciation rights. As of December 31, 2012, 10,207,704 restricted shares and 8,486,655 share options had been granted and outstanding under the 2011 Plan.

2012 Share Incentive Plan

In May 2012, the Board of Directors of the Group approved the 2012 Share Incentive Plan (the “2012 Plan”), under which a maximum of 26,155,837 awards may be issued in the form of restricted shares, options, or share appreciation rights. As of December 31, 2012, no restricted shares, options or share appreciation rights had been granted under the 2012 Plan.

Option modification

In December 2011, the Board of Directors approved an option modification to reduce the exercise price of 76,110,625 options to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted under the 2006 and 2008 stock option plan remain unchanged. In addition to the exercise price reduction, the modified options granted under the 2011 Plan contain performance conditions which may accelerate vesting if the Company’s Non-GAAP net income, as defined, reaches certain targets. The modification resulted in incremental compensation cost of $1,955,559, of which $1,482,470 and $194,146 was recorded during the year ended December 31, 2011 and 2012. The remaining $278,943 will be amortized over the remaining vesting period of the modified options, ranging from 2013 and 2014.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the yield of the Chinese Sovereign Bond denominated in US dollar.

	2010	2011

Average risk-free rate of return	2.68%	2.16% – 2.27%
Expected term	5.88 years	5.88 years
Volatility rate	59.05%	56.33% - 56.37%
Expected dividend yield	—	—

There were no options granted for the year ended December 31, 2012.

A summary of the stock option activity is as follows:

	Shares	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value

Options outstanding at January 1, 2012	76,510,625	$0.16
Forfeited	(3,705,014)	$0.16
Exercised	(58,317)	$0.16
Options outstanding at December 31, 2012	72,747,294	$0.16	6.0	—
Options vested or expected to vest	72,339,639	$0.16	6.0	—
Options exercisable	68,206,188	$0.16	5.9	—

The weighted average grant date fair value of options granted during the years ended December 31, 2010 and 2011 was $1.00 and $0.34, respectively. There were no options granted during the year ended December 31, 2012.

As of December 31, 2012, there was $1,536,456 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 1.3 years.

The total intrinsic value of options exercised for the years ended December 31, 2010, 2011 and 2012 was $3,517,730, $nil and $1,370, respectively.

Restricted shares

On October 4, 2011, the Company granted 11,678,047 restricted shares to employees under the 2011 Share Incentive Plan. The restricted shares have a vesting period of three years with the first one-third vesting on the first anniversary from grant date and the remaining two-thirds vesting ratably over eight quarters. Vesting may be accelerated if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The Group does not believe vesting under the performance condition is probable and has recognized compensation expense over the three year vesting period. The grant date fair value of the restricted shares was $2,012,795. The fair value of restricted shares granted and vested during the year ended December 2011 was $0.18. As of December 31, 2012, there was $1,050,538 in unrecognized compensation cost related to unvested restricted shares which is expected to be recognized over a weighted average vesting period of 1.8 years. There was no grant of restricted shares during the year ended December 31, 2012, and there were 1,470,343 restricted shares forfeited during the year ended December 31, 2012.

For the years ended December 31, 2010, 2011 and 2012, the Group recorded share-based compensation expense of $3,345,896, $4,353,607 and $2,119,171, respectively.